ADVANCE TO SUPPLIERS AND ADVANCE FROM CUSTOMERS (Tables)	6 Months Ended
Mar. 31, 2026
Advance To Suppliers And Advance From Customers Abstract
Schedule of Advance to Suppliers
	As of
	March 31,	September 30,
	2026	2025
	$	$
Current:
Prepayments for materials purchased	434	-

Non-current:
Prepayments for AI equipment	21,566,906	-
Total	21,567,340	-

Schedule of Advance from Customers
	As of
	March 31,	September 30,
	2026	2025
	$	$
Prepayments for materials customers	7,248	-
Total	7,248